Note 17 - Subsequent Events (Details Textual) - USD ($)		2 Months Ended	12 Months Ended
	Dec. 27, 2018	Jan. 31, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Nov. 29, 2018
Other Payments to Acquire Businesses			$ 667,000	$ 1,000,000	$ 1,000,000
Net Assets of Fulton Technoligies, Inc [Member] | Scenario, Forecast [Member]
Business Combination, Consideration Transferred, Total		$ 1,700,000
Subsequent Event [Member] | Net Assets of Fulton Technoligies, Inc [Member]
Other Payments to Acquire Businesses	$ 500,000
Subsequent Event [Member] | Chief Technology Officer, Director, and Substantial Shareholder [Member]
Deferred Gain on Sale of Property						$ 1,400,000
Subsequent Event [Member] | Cable TV [Member]
Disposal Group, Including Discontinued Operation, Consideration	10,300,000
Disposal Group, Including Discontinued Operation, Consideration, Cah	3,900,000
Disposal Group, Including Discontinued Operation, Consideration, Promissory Note	$ 6,400,000
Note Receivable, Term	5 years
Note Receivable, Interest Rate	6.00%